Share-Based Payments - Schedule (Details) - Warrants $ in Millions	3 Months Ended
	Mar. 31, 2021 kr / shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 kr / shares	Mar. 31, 2020 USD ($)
Number of warrants outstanding
Warrants granted at beginning of period		2,228,076		1,932,156
Warrants granted		0
Warrants forfeited		(7,566)
Warrants cancelled		(10,404)		(22,032)
Warrants granted at end of period		2,210,606		1,910,124
Weighted Average Exercise Price/Share (DKK)
Warrants granted at beginning of period, price per share	kr 1		kr 1
Warrants granted, price per share	1		1
Warrants forfeited, price per share	1		1
Warrants cancelled, price per share	1		1
Warrants granted at end of period, price per share	kr 1		kr 1
Other information
Vesting period		36 months
Estimated fair value of warrants | $		$ 0.3		$ 0.7